PREMISES AND EQUIPMENT (Tables)	12 Months Ended
Jun. 30, 2018
Property, Plant and Equipment [Abstract]
Schedule of Premises and Equipment

Major classifications of premises and equipment are summarized as follows:

	2018	2017
	(Dollars in Thousands)
Land and improvements	$246	$246
Buildings and improvements	2,165	2,165
Furniture, fixtures, and equipment	1,217	1,201

	3,628	3,612
Less accumulated depreciation	3,236	3,158

Total	$392	$454